Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2022	Mar. 31, 2021
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 21,846,469	¥ 11,342,861
Less than 12 months Gross unrealized losses, available-for-sale securities		26,771	5,059
12 months or more Fair value, available-for-sale securities		2,032,092	5,090,903
12 months or more Gross unrealized losses, available-for-sale securities		32,032	36,330
Total Fair value, available-for-sale securities		23,878,561	16,433,764
Total Gross unrealized losses, available-for-sale securities		58,803	41,389
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		19,407,878	9,998,772
Less than 12 months Gross unrealized losses, available-for-sale securities		11,377	1,924
12 months or more Fair value, available-for-sale securities		1,565,950	4,058,718
12 months or more Gross unrealized losses, available-for-sale securities		27,002	32,638
Total Fair value, available-for-sale securities		20,973,828	14,057,490
Total Gross unrealized losses, available-for-sale securities		38,379	34,562
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		229,562	125,058
Less than 12 months Gross unrealized losses, available-for-sale securities		1,277	323
12 months or more Fair value, available-for-sale securities		136,733	130,384
12 months or more Gross unrealized losses, available-for-sale securities		888	335
Total Fair value, available-for-sale securities		366,295	255,442
Total Gross unrealized losses, available-for-sale securities		2,165	658
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		321,073	38,625
Less than 12 months Gross unrealized losses, available-for-sale securities		7,209	46
12 months or more Fair value, available-for-sale securities		41,555	0
12 months or more Gross unrealized losses, available-for-sale securities		1,235	0
Total Fair value, available-for-sale securities		362,628	38,625
Total Gross unrealized losses, available-for-sale securities		8,444	46
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		729,134	576,415
Less than 12 months Gross unrealized losses, available-for-sale securities		2,178	209
12 months or more Fair value, available-for-sale securities		71,647	0
12 months or more Gross unrealized losses, available-for-sale securities		400	0
Total Fair value, available-for-sale securities		800,781	576,415
Total Gross unrealized losses, available-for-sale securities		2,578	209
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	183,150	70,088
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	2,326	120
12 months or more Fair value, available-for-sale securities	[1]	78,717	36,989
12 months or more Gross unrealized losses, available-for-sale securities	[1]	1,659	567
Total Fair value, available-for-sale securities	[1]	261,867	107,077
Total Gross unrealized losses, available-for-sale securities	[1]	3,985	687
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		9,221	9,270
Less than 12 months Gross unrealized losses, available-for-sale securities		11	52
12 months or more Fair value, available-for-sale securities		17,193	11,435
12 months or more Gross unrealized losses, available-for-sale securities		301	136
Total Fair value, available-for-sale securities		26,414	20,705
Total Gross unrealized losses, available-for-sale securities		312	188
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		58,815	12,530
Less than 12 months Gross unrealized losses, available-for-sale securities		185	6
12 months or more Fair value, available-for-sale securities		13,939	10,351
12 months or more Gross unrealized losses, available-for-sale securities		29	33
Total Fair value, available-for-sale securities		72,754	22,881
Total Gross unrealized losses, available-for-sale securities		214	39
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		605,067	278,698
Less than 12 months Gross unrealized losses, available-for-sale securities		1,516	953
12 months or more Fair value, available-for-sale securities		53,020	843,026
12 months or more Gross unrealized losses, available-for-sale securities		189	2,621
Total Fair value, available-for-sale securities		658,087	1,121,724
Total Gross unrealized losses, available-for-sale securities		1,705	3,574
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		302,569	233,405
Less than 12 months Gross unrealized losses, available-for-sale securities		692	1,426
12 months or more Fair value, available-for-sale securities		53,338	0
12 months or more Gross unrealized losses, available-for-sale securities		329	0
Total Fair value, available-for-sale securities		355,907	233,405
Total Gross unrealized losses, available-for-sale securities		¥ 1,021	¥ 1,426

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥107,077 million at March 31, 2021, and ¥261,867 million at March 31, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.